SCHEDULE OF AMOUNTS DUE TO RELATED PARTIES (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Amounts due to related parties, Beginning	$ 712,410
Amounts due to related parties, Borrowed	382,484	$ 248,842	$ 8,747,287	$ 4,811,327	$ 519,515
Amounts due to related parties, Repaid				(4,794,940)
Amounts due to related parties, Ending	191,739		712,410
Huiyan Xie [Member]
Related Party Transaction [Line Items]
Amounts due to related parties, Beginning	27,729	374,475	374,475	146,573
Amounts due to related parties, Borrowed	345,486		7,709,522	374,475
Amounts due to related parties, Repaid	(530,725)		(8,062,758)	(146,573)
Amounts due to related parties, Exchange rate translation	(9,895)		6,490
Amounts due to related parties, Reclass to OP
Amounts due to related parties, Disposal of Subsidiaries	(287,421)
Amounts due to related parties, Ending	120,016		27,729	374,475	146,573
Huajian Xu [Member]
Related Party Transaction [Line Items]
Amounts due to related parties, Beginning	684,681	856,068	856,068	1,192,611
Amounts due to related parties, Borrowed	36,999		37,300	955,107
Amounts due to related parties, Repaid	(650,058)		(207,345)	(1,291,420)
Amounts due to related parties, Exchange rate translation	101		(1,342)	(231)
Amounts due to related parties, Reclass to OP
Amounts due to related parties, Disposal of Subsidiaries
Amounts due to related parties, Ending	71,723		684,681	856,068	1,192,611
Related Party [Member]
Related Party Transaction [Line Items]
Amounts due to related parties, Beginning	712,410	1,671,371	1,671,371	1,655,627
Amounts due to related parties, Borrowed	382,484		8,747,287	4,811,327
Amounts due to related parties, Repaid	(1,180,782)		(9,246,025)	(4,794,940)
Amounts due to related parties, Exchange rate translation	(9,794)		23,814	(643)
Amounts due to related parties, Reclass to OP			(1,136,886)
Amounts due to related parties, Disposal of Subsidiaries	(287,421)		652,849
Amounts due to related parties, Ending	191,739		712,410	1,671,371	1,655,627
Jiancong Cai [Member]
Related Party Transaction [Line Items]
Amounts due to related parties, Beginning		153,976	153,976	146,637
Amounts due to related parties, Borrowed			625,880	3,194,892
Amounts due to related parties, Repaid			(586,294)	(3,187,141)
Amounts due to related parties, Exchange rate translation			(4,769)	(412)
Amounts due to related parties, Reclass to OP
Amounts due to related parties, Disposal of Subsidiaries			(188,793)
Amounts due to related parties, Ending				153,976	146,637
Xing Xia [Member]
Related Party Transaction [Line Items]
Amounts due to related parties, Beginning		286,852	286,852
Amounts due to related parties, Borrowed			374,585	286,852
Amounts due to related parties, Repaid			(389,628)
Amounts due to related parties, Exchange rate translation			23,435
Amounts due to related parties, Reclass to OP			(1,136,886)
Amounts due to related parties, Disposal of Subsidiaries			841,642
Amounts due to related parties, Ending				286,852
PingyiXu [Member]
Related Party Transaction [Line Items]
Amounts due to related parties, Beginning				169,806
Amounts due to related parties, Borrowed
Amounts due to related parties, Repaid				(169,806)
Amounts due to related parties, Exchange rate translation
Amounts due to related parties, Ending					$ 169,806